Note 05 - Restricted Cash	12 Months Ended
Sep. 30, 2011
Restricted Cash
RESTRICTED CASH

(5)           RESTRICTED CASH

Restricted cash represents bank deposits held as collaterals for the bank acceptance notes payable (see Note 13), and will be released only at the expiration date of the bank acceptance notes.